Schedule of Lease Liability (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Leases
Current portion of operating lease liabilities	$ 6,732	$ 12,116
Long-term portion of operating lease liabilities	8,592	27,693
Total future minimum lease payments and total lease liability	$ 15,324	$ 39,809